INVESTMENT SECURITIES - Schedule of Contractual Maturities of Investments in Debt Securities for AFS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Due Within One Year	$ 503,659
Due After 1 Within 5 Years	322,464
Due After 5 Within 10 Years	762,225
Due After 10 Years/No Maturity	5,739,387
Total	$ 7,327,735	$ 7,132,632
Weighted average yield
Due Within One Year	4.27%
Due After 1 Within 5 Years	3.90%
Due After 5 Within 10 Years	4.23%
Due After 10 Years/No Maturity	5.18%
Weighted average yield	4.96%
Amortized Cost
Due Within One Year	$ 501,283
Due After 1 Within 5 Years	321,942
Due After 5 Within 10 Years	770,635
Due After 10 Years/No Maturity	6,389,742
Total Amortized Cost	7,983,602
U.S. Treasury securities
Fair Value
Due Within One Year	503,403
Due After 1 Within 5 Years	203,000
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	0
Total	$ 706,403	304,440
Weighted average yield
Weighted average yield	4.27%
Corporate debt securities
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	0
Total	$ 0	13
Weighted average yield
Weighted average yield	0.00%
ABS
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	669,715
Due After 10 Years/No Maturity	275,582
Total	$ 945,297	748,033
Weighted average yield
Weighted average yield	4.75%
Beneficial Interest in Structured LLC
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	1,096,789
Total	$ 1,096,789	1,198,985
Weighted average yield
Weighted average yield	12.87%
GNMA - Residential
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	6,006
Due After 5 Within 10 Years	11,006
Due After 10 Years/No Maturity	2,365,469
Total	$ 2,382,481	2,565,297
Weighted average yield
Weighted average yield	3.73%
GNMA - Commercial
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	0
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	478,677
Total	$ 478,677	488,701
Weighted average yield
Weighted average yield	2.15%
FHLMC and FNMA - Residential
Fair Value
Due Within One Year	$ 256
Due After 1 Within 5 Years	38,738
Due After 5 Within 10 Years	81,504
Due After 10 Years/No Maturity	1,516,403
Total	$ 1,636,901	1,741,256
Weighted average yield
Weighted average yield	2.73%
FHLMC and FNMA - Commercial
Fair Value
Due Within One Year	$ 0
Due After 1 Within 5 Years	74,720
Due After 5 Within 10 Years	0
Due After 10 Years/No Maturity	6,467
Total	$ 81,187	$ 85,907
Weighted average yield
Weighted average yield	4.05%